FIXED ASSETS, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Electronic equipment [Member] USD ($)	Dec. 31, 2014 Electronic equipment [Member] CNY	Dec. 31, 2013 Electronic equipment [Member] CNY	Dec. 31, 2014 Other office and warehouse equipment [Member] USD ($)	Dec. 31, 2014 Other office and warehouse equipment [Member] CNY	Dec. 31, 2013 Other office and warehouse equipment [Member] CNY	Dec. 31, 2014 Vehicles [Member] USD ($)	Dec. 31, 2014 Vehicles [Member] CNY	Dec. 31, 2013 Vehicles [Member] CNY	Dec. 31, 2014 Leasehold improvements [Member] USD ($)	Dec. 31, 2014 Leasehold improvements [Member] CNY	Dec. 31, 2013 Leasehold improvements [Member] CNY	Dec. 31, 2014 Buildings [Member] USD ($)	Dec. 31, 2014 Buildings [Member] CNY	Dec. 31, 2013 Buildings [Member] CNY	Dec. 31, 2014 Construction in progress [Member] USD ($)	Dec. 31, 2014 Construction in progress [Member] CNY	Dec. 31, 2013 Construction in progress [Member] CNY	Dec. 31, 2014 Warehouse and office building in Tianjin [Member] USD ($)	Dec. 31, 2014 Warehouse and office building in Tianjin [Member] CNY	Dec. 31, 2013 Warehouse and office building in Tianjin [Member] CNY
Property, Plant and Equipment [Line Items]
Total fixed assets, gross	$ 73,634	456,866	393,253		$ 29,822	185,034	145,366	$ 17,090	106,035	89,523	$ 394	2,447	2,378	$ 3,263	20,245	14,788	$ 22,314	138,447		$ 751	4,658	141,198
Less: accumulated depreciation	(32,863)	(203,900)	(151,448)
Fixed assets, net	40,771	252,966	241,805
Construction in progress																							660	4,097	140,828
Depreciation of fixed assets	$ 8,616	53,456	48,036	41,312